UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7994

Salomon Brothers Global Partners Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: August 31

Date of reporting period: November 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

FORM NQ

NOVEMBER 30, 2005

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 50.5%
Aerospace & Defense - 0.7%
$675,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	$644,625
750,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	791,250
450,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	474,750

	Total Aerospace & Defense	1,910,625

Airlines - 0.1%
	Continental Airlines Inc., Pass-Through Certificates:
98,856	Series 1998-IC, Series B, 6.541% due 9/15/08	93,607
296,645	Series 2000-2, Class C, 8.312% due 4/2/11	255,797

	Total Airlines	349,404

Auto Components - 0.3%
325,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	305,500
300,000	Tenneco Automotive Inc., Senior Secured Notes, Series B, 10.250% due 7/15/13	329,250
	TRW Automotive Inc., Senior Subordinated Notes:
134,000	9.375% due 2/15/13	145,055
49,000	11.000% due 2/15/13	55,003

	Total Auto Components	834,808

Automobiles - 1.9%
	Ford Motor Co.:
	Debentures:
150,000	6.625% due 10/1/28	100,500
175,000	8.900% due 1/15/32	131,687
4,300,000	Notes, 7.450% due 7/16/31	3,053,000
	General Motors Corp., Senior Debentures:
200,000	8.250% due 7/15/23	134,500
2,375,000	8.375% due 7/15/33	1,615,000

	Total Automobiles	5,034,687

Beverages - 0.3%
650,000	Constellation Brands Inc., Senior Subordinated Notes, Series B, 8.125% due 1/15/12	679,250

Building Products - 0.6%
1,250,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 18.608% due 3/1/14	537,500
625,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	603,125
650,000	Ply Gem Industries Inc., Senior Subordinated Notes, 9.000% due 2/15/12	559,000

	Total Building Products	1,699,625

Capital Markets - 0.2%
423,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	471,116

Chemicals - 3.5%
375,000	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	399,375
500,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	553,750
500,000	Huntsman Advanced Materials LLC, Senior Secured Notes, 11.000% due 7/15/10	571,250
685,000	Huntsman International LLC, Senior Subordinated Notes, 10.125% due 7/1/09	708,975
100,000	IMC Global Inc., 10.875% due 8/1/13	116,000
525,000	Innophos Inc., Senior Subordinated Notes, 9.625% due 8/15/14 (a)	530,250
800,000	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	856,000

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
Chemicals (continued)
	Lyondell Chemical Co.:
$250,000	Secured Notes, 9.500% due 12/15/08	$263,125
325,000	Senior Secured Notes, 11.125% due 7/15/12	367,250
450,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	499,500
790,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	857,150
625,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	651,562
575,000	NOVA Chemicals Corp., Senior Notes, 6.500% due 1/15/12	564,938
125,000	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	123,125
350,000	PQ Corp., 7.500% due 2/15/13 (a)	323,750
250,000	Resolution Performance Products Inc./RPP Capital Corp., Secured Notes, 9.500% due 4/15/10	253,750
475,000	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10	504,094
	Rhodia SA:
50,000	Senior Notes, 10.250% due 6/1/10	55,125
900,000	Senior Subordinated Notes, 8.875% due 6/1/11	918,000
374,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	399,245

	Total Chemicals	9,516,214

Commercial Services & Supplies - 1.2%
275,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	260,771
	Allied Waste North America Inc.:
	Senior Notes:
175,000	7.250% due 3/15/15	178,937
200,000	Series B, 9.250% due 9/1/12	218,500
1,025,000	Senior Secured Notes, Series B, 7.375% due 4/15/14	994,250
350,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	369,250
	Cenveo Corp.:
125,000	Senior Notes, 9.625% due 3/15/12	135,313
475,000	Senior Subordinated Notes, 7.875% due 12/1/13	458,375
700,000	DI Finance/DynCorp International LLC, Senior Subordinated Notes, 9.500% due 2/15/13 (a)	733,250
2,000,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (b)(c)*	7,800

	Total Commercial Services & Supplies	3,356,446

Communications Equipment - 0.8%
1,725,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,496,437
725,000	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	726,813

	Total Communications Equipment	2,223,250

Computers & Peripherals - 0.1%
200,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (a)	208,000

Containers & Packaging - 1.8%
525,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	553,875
650,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	617,500
	Owens-Brockway Glass Container Inc.:
525,000	6.750% due 12/1/14	504,000
75,000	Senior Notes, 8.250% due 5/15/13	77,813
175,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	176,312
875,000	Plastipak Holdings Inc., Senior Notes, 10.750% due 9/1/11	958,125
130,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09 (c)	113,100
325,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	268,125
1,250,000	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	1,146,875

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
Containers & Packaging (continued)
	Tekni-Plex Inc.:
$450,000	Senior Secured Notes, 8.750% due 11/15/13 (a)	$407,250
100,000	Senior Subordinated Notes, Series B, 12.750% due 6/15/10	59,000

	Total Containers & Packaging	4,881,975

Diversified Financial Services - 3.1%
	Alamosa Delaware Inc.:
339,000	Senior Discount Notes, 12.000% due 7/31/09	373,747
308,000	Senior Notes, 11.000% due 7/31/10	351,120
675,000	Atlantic Broadband Finance LLC, 9.375% due 1/15/14	614,250
325,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	316,063
	Ford Motor Credit Co., Notes:
1,475,000	6.625% due 6/16/08	1,376,156
100,000	7.875% due 6/15/10	93,807
	General Motors Acceptance Corp.:
3,100,000	Bonds, 8.000% due 11/1/31	3,048,131
125,000	Notes, 6.750% due 12/1/14	113,592
300,000	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (a)	295,500
600,000	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	534,000
511,890	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005-1, 7.571% due 6/15/15 (a)	522,348
1,000,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.101% due 10/1/15	720,000

	Total Diversified Financial Services	8,358,714

Diversified Telecommunication Services - 2.3%
700,000	AT&T Corp., Senior Notes, 9.750% due 11/15/31	864,500
600,000	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	633,750
225,000	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (a)(d)	229,500
450,000	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.429% due 2/1/15 (a)	304,313
1,325,000	MCI Inc., Senior Notes, 8.735% due 5/1/14	1,465,781
195,000	PanAmSat Corp., 9.000% due 8/15/14	205,725
	Qwest Communications International Inc., Senior Notes:
60,000	7.500% due 2/15/14	60,900
285,000	Senior Notes, 7.500% due 2/15/14 (a)	289,275
	Qwest Corp.:
145,000	7.500% due 6/15/23	143,550
960,000	Debentures, 6.875% due 9/15/33	900,000
1,025,000	Notes, 8.875% due 3/15/12	1,155,687

	Total Diversified Telecommunication Services	6,252,981

Electric Utilities - 1.7%
400,000	AES Corp., Senior Notes, 8.750% due 6/15/08	420,000
	Edison Mission Energy, Senior Notes:
50,000	10.000% due 8/15/08	54,875
1,100,000	7.730% due 6/15/09	1,141,250
300,000	9.875% due 4/15/11	350,625
950,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31 (c)*	1,242,125
	Reliant Energy Inc., Senior Secured Notes:
725,000	9.250% due 7/15/10	740,406
550,000	9.500% due 7/15/13	563,750

	Total Electric Utilities	4,513,031

Electronic Equipment & Instruments - 0.1%
400,000	Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	349,000

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
Energy Equipment & Services - 0.4%
$507,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.625% due 11/1/14 (a)	$520,943
450,000	Targa Resources Inc., 8.500% due 11/1/13 (a)	462,375

	Total Energy Equipment & Services	983,318

Food & Staples Retailing - 0.2%
675,000	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	629,438

Food Products - 0.7%
250,000	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	271,875
500,000	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	527,500
	Doane Pet Care Co.:
100,000	Senior Notes, 10.750% due 3/1/10	108,750
300,000	Senior Subordinated Notes, 10.625% due 11/15/15 (a)	306,375
625,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	606,250

	Total Food Products	1,820,750

Health Care Providers & Services - 2.4%
600,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	630,000
725,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	744,031
450,000	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	479,250
	HCA Inc.:
400,000	7.500% due 12/15/23	403,873
	Notes:
875,000	6.375% due 1/15/15	873,761
125,000	7.690% due 6/15/25	127,368
975,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,028,625
325,000	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	260,000
	Tenet Healthcare Corp., Senior Notes:
250,000	6.500% due 6/1/12	226,875
750,000	7.375% due 2/1/13	686,250
300,000	6.875% due 11/15/31	241,500
725,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	728,625

	Total Health Care Providers & Services	6,430,158

Hotels, Restaurants & Leisure - 5.3%
525,000	Ameristar Casinos Inc., Senior Subordinated Notes, 10.750% due 2/15/09	560,437
650,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due 3/1/10	653,250
400,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	399,000
425,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	460,063
315,250	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	319,979
925,000	Cinemark Inc., Senior Discount Notes, step bond to yield 9.528% due 3/15/14	686,812
675,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	681,750
675,000	Equinox Holdings Inc., Senior Notes, 9.000% due 12/15/09	696,937
575,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	569,250
550,000	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	587,006
500,000	Icon Health & Fitness Inc., Senior Subordinated Notes, 11.250% due 4/1/12	423,750
600,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	627,000
700,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	686,000
525,000	Kerzner International Ltd., 6.750% due 10/1/15 (a)	510,563
550,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	532,125

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
Hotels, Restaurants & Leisure (continued)
	MGM MIRAGE Inc.:
	Senior Notes:
$400,000	6.750% due 9/1/12	$405,000
300,000	6.625% due 7/15/15 (a)	297,750
750,000	Senior Subordinated Notes, 9.750% due 6/1/07	793,125
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
375,000	7.125% due 8/15/14	384,375
375,000	6.875% due 2/15/15	378,750
700,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	680,750
675,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	691,875
525,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	522,375
	Six Flags Inc., Senior Notes:
200,000	9.750% due 4/15/13	198,500
350,000	9.625% due 6/1/14	345,625
700,000	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	770,000
	Station Casinos Inc., Senior Subordinated Notes::
475,000	6.500% due 2/1/14	479,750
150,000	6.875% due 3/1/16	153,000

	Total Hotels, Restaurants & Leisure	14,494,797

Household Durables - 0.8%
167,000	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08	161,573
1,250,000	Holt Group Inc., Senior Notes, 0.000% due 1/15/06 (b)(c)(e)	0
550,000	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	360,250
675,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	675,000
600,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	615,000
374,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	404,387

	Total Household Durables	2,216,210

Independent Power Producers & Energy Traders - 1.7%
	AES Corp., Senior Notes:
175,000	9.500% due 6/1/09	189,437
300,000	9.375% due 9/15/10	327,750
400,000	7.750% due 3/1/14	417,000
	Calpine Corp.:
325,000	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)(c)	246,594
215,000	Senior Secured Notes, 8.750% due 7/15/13 (a)(c)	162,325
350,000	Calpine Generating Co. LLC, Senior Secured Notes, 13.216% due 4/1/11 (c)(d)*	336,875
	Dynegy Holdings Inc.:
	Senior Secured Notes:
650,000	9.875% due 7/15/10 (a)	713,375
25,000	10.125% due 7/15/13 (a)	28,125
	Debentures:
800,000	7.125% due 5/15/18	714,000
750,000	7.625% due 10/15/26	671,250
776,000	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	855,540

	Total Independent Power Producers & Energy Traders	4,662,271

Industrial Conglomerates - 0.2%
575,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	626,750
500,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (b)(c)(e)*	0

	Total Industrial Conglomerates	626,750

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
Internet Software & Services - 0.2%
$656,000	FTD Inc., Senior Unsecured Notes, 7.750% due 2/15/14	$647,800

IT Services - 0.5%
1,400,000	Iron Mountain Inc., Senior Subordinated Notes, 7.750% due 1/15/15	1,421,000

Machinery - 0.9%
300,000	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	319,500
325,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)	320,125
200,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	212,000
625,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.716% due 4/15/14	473,438
300,000	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	321,000
700,000	Terex Corp., Senior Subordinated Notes\Series B, 10.375% due 4/1/11	749,000

	Total Machinery	2,395,063

Marine - 0.1%
225,000	General Maritime Corp., Senior Notes, 10.000% due 3/15/13	252,000

Media - 5.8%
350,000	Bear Creek Corp., Senior Notes, 9.000% due 3/1/13 (a)	346,500
525,895	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	541,672
	CCH I Holdings LLC:
619,000	9.920% due 4/1/14 (a)	383,780
1,050,000	Senior Accreting Notes, step bond to yield 20.260% due 1/15/14 (a)	756,000
	Charter Communications Holdings LLC:
700,000	Senior Accreting Notes, step bond to yield 20.363% due 5/15/14 (a)	427,000
711,000	Senior Secured Notes, 11.000% due 10/1/15 (a)	613,238
300,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (a)	300,000
	CSC Holdings Inc.:
50,000	Debentures, Series B, 8.125% due 8/15/09	50,875
75,000	Senior Debentures, 7.625% due 7/15/18	71,625
	Senior Notes:
375,000	7.000% due 4/15/12 (a)	358,125
50,000	Series B, 7.625% due 4/1/11	50,000
1,100,000	Senior Subordinated Debentures, 10.500% due 5/15/16	1,179,750
225,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, 9.875% due 11/15/09	244,688
975,000	Dex Media Inc., Discount Notes, step bond to yield 8.498% due 11/15/13	777,562
635,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	705,644
825,000	DIRECTV Holdings LLC Finance, Senior Notes, 6.375% due 6/15/15	813,656
325,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	354,250
	EchoStar DBS Corp., Senior Notes:
504,000	9.125% due 1/15/09	530,460
450,000	6.625% due 10/1/14	436,500
325,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 10.546% due 10/15/13	250,656
300,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	241,875
675,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15 (a)	680,062
650,000	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	711,750
	Mediacom Broadband LLC:
50,000	8.500% due 10/15/15 (a)	47,000
50,000	Senior Notes, 11.000% due 7/15/13	54,000

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
Media (continued)
$650,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	$641,875
700,000	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14	630,000
100,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	113,750
225,000	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	255,938
375,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	397,031
100,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	109,500
150,000	Rogers Cable Inc., Senior Secured Notes, 6.250% due 6/15/13	147,375
700,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	724,500
650,000	Vertis Inc., Senior Secured Notes, 9.750% due 4/1/09	671,125
125,000	Videotron Ltd., Senior Notes, 6.375% due 12/15/15 (a)	124,531
585,000	Yell Finance BV, Senior Notes, 10.750% due 8/1/11	637,650
500,000	Young Broadcasting Inc., Senior Subordinated Notes, 8.750% due 1/15/14	441,250

	Total Media	15,821,193

Metals & Mining - 0.8%
550,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	604,312
600,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (a)	609,871
300,000	IPSCO Inc., Senior Notes, 8.750% due 6/1/13	329,250
700,000	Novelis Inc., Senior Notes, 7.500% due 2/15/15 (a)	658,000

	Total Metals & Mining	2,201,433

Multiline Retail - 0.2%
250,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (a)	254,063
225,000	Saks Inc., Notes, 9.875% due 10/1/11	247,500

	Total Multiline Retail	501,563

Office Electronics - 0.0%
125,000	Xerox Capital Trust I, 8.000% due 2/1/27	128,750

Oil, Gas & Consumable Fuels - 4.1%
	Chesapeake Energy Corp., Senior Notes:
1,450,000	6.625% due 1/15/16	1,442,750
50,000	6.875% due 11/15/20 (a)	49,500
812,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	883,050
	El Paso Corp.:
	MTN:
675,000	7.800% due 8/1/31	666,563
875,000	7.750% due 1/15/32	866,250
825,000	Notes, 7.875% due 6/15/12	839,437
450,000	Hanover Equipment Trust, Secured Notes, 8.750% due 9/1/11	477,000
700,000	Kerr-McGee Corp., Secured Notes, 6.875% due 9/15/11	753,156
1,200,000	Pemex Project Funding Master Trust, 6.125% due 8/15/08	1,227,000
1,500,000	Petronas Capital Ltd., 7.875% due 5/22/22 (a)	1,838,380
200,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	215,500
	Williams Cos. Inc.:
	Notes:
1,250,000	7.875% due 9/1/21	1,325,000
200,000	8.750% due 3/15/32	228,000
300,000	Senior Notes, 7.625% due 7/15/19	315,000

	Total Oil, Gas & Consumable Fuels	11,126,586

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
Paper & Forest Products - 1.3%
	Abitibi-Consolidated Inc.:
$560,000	Debentures, 8.850% due 8/1/30	$495,600
125,000	Notes, 7.750% due 6/15/11	120,625
65,000	Senior Notes, 8.375% due 4/1/15	63,212
600,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	565,500
300,000	Bowater Inc., Debentures, 9.500% due 10/15/12	310,500
700,000	Buckeye Technologies Inc., Senior Subordinated Notes, 8.000% due 10/15/10	668,500
100,000	Domtar Inc., Notes, 7.125% due 8/15/15	89,000
700,000	Newark Group Inc., Senior Subordinated Notes, 9.750% due 3/15/14	612,500
600,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	528,000

	Total Paper & Forest Products	3,453,437

Personal Products - 0.4%
400,000	DEL Laboratories Inc., 9.230% due 11/1/11 (a)(d)	404,000
650,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	688,188

	Total Personal Products	1,092,188

Pharmaceuticals - 0.4%
275,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	257,125
840,000	WH Holdings Ltd./WH Capital Corp., Senior Notes, 9.500% due 4/1/11	907,200

	Total Pharmaceuticals	1,164,325

Real Estate - 1.3%
290,000	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11	319,000
	Host Marriott LP, Senior Notes:
525,000	7.125% due 11/1/13	547,312
125,000	Series I, 9.500% due 1/15/07	130,938
1,025,000	Series O, 6.375% due 3/15/15	1,022,437
	MeriStar Hospitality Corp., Senior Notes:
150,000	9.000% due 1/15/08	156,375
600,000	9.125% due 1/15/11	669,000
600,000	Omega Healthcare Investors Inc., Senior Notes, 7.000% due 4/1/14	607,500

	Total Real Estate	3,452,562

Semiconductors & Semiconductor Equipment - 0.4%
	Amkor Technology Inc.:
850,000	Senior Notes, 9.250% due 2/15/08	824,500
300,000	Senior Subordinated Notes, 10.500% due 5/1/09	272,250

	Total Semiconductors & Semiconductor Equipment	1,096,750

Specialty Retail - 1.1%
575,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	586,500
125,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (a)	121,875
625,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	606,250
250,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	226,250
450,000	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	443,250
326,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	357,785
375,000	PETCO Animal Supplies Inc., Senior Subordinated Notes, 10.750% due 11/1/11	407,813
200,000	Toys “R” Us Inc., Notes, 7.375% due 10/15/18	148,000

	Total Specialty Retail	2,897,723

Textiles, Apparel & Luxury Goods - 1.0%
400,000	Collins & Aikman Floor Covering Inc., Senior Subordinated Notes, Series B, 9.750% due 2/15/10	370,000

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
Textiles, Apparel & Luxury Goods (continued)
	Levi Strauss & Co., Senior Notes:
$175,000	8.804% due 4/1/12 (d)	$178,062
155,000	12.250% due 12/15/12	173,988
650,000	9.750% due 1/15/15	676,000
325,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	333,125
225,000	Quiksilver Inc., Senior Notes, 6.875% due 4/15/15 (a)	213,750
425,000	Simmons Co., Senior Discount Notes, step bond to yield 14.156% due 12/15/14 (a)	223,125
600,000	Tommy Hilfiger USA Inc., Notes, 6.850% due 6/1/08	598,500

	Total Textiles, Apparel & Luxury Goods	2,766,550

Wireless Telecommunication Services - 1.6%
200,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	209,500
365,000	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 9.654% due 8/1/08	283,787
50,000	Dobson Cellular Systems, 8.375% due 11/1/11	53,250
2,100,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	2,212,243
	SBA Communications Corp.:
97,000	Senior Discount Notes, step bond to yield 7.629% due 12/15/11	89,240
292,000	Senior Notes, 8.500% due 12/1/12	325,580
500,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	555,625
550,000	US Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due 6/15/12	625,625

	Total Wireless Telecommunication Services	4,354,850

	TOTAL CORPORATE BONDS & NOTES (Cost - $139,849,783)	137,276,591

SOVEREIGN BONDS - 43.2%
Argentina - 1.3%
	Republic of Argentina:
1,793,750	4.005% due 8/3/12 (c)	1,587,681
5,670,000	Step bond to yield 9.183% due 12/31/38 (c)	1,828,575
5,670,000	Series GDP, 0.000%, 1.330% due 12/15/35 (d)	272,160

	Total Argentina	3,688,416

Brazil - 10.0%
	Federative Republic of Brazil:
100,000	11.000% due 8/17/40	123,200
17,259,000	Collective Action Securities, 8.000% due 1/15/18	18,147,838
6,786,883	DCB, Series L, 5.250% due 4/15/12	6,672,354
2,248,073	FLIRB, Series L, 5.188% due 4/15/09 (a)(d)	2,226,998

	Total Brazil	27,170,390

Bulgaria - 0.7%
1,515,000	Republic of Bulgaria, 8.250% due 1/15/15 (a)	1,823,681

Chile - 0.7%
1,850,000	Republic of Chile, 5.500% due 1/15/13	1,899,571

China - 0.2%
620,000	People’s Republic of China, Bonds, 4.750% due 10/29/13	606,166

Colombia - 2.3%
	Republic of Colombia:
1,312,000	8.625% due 4/1/08	1,412,696
1,775,000	10.000% due 1/23/12	2,107,813
875,000	10.750% due 1/15/13	1,083,031
1,000,000	11.750% due 2/25/20	1,378,750

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
$130,000	10.375% due 1/28/33	$167,635

	Total Colombia	6,149,925

Ecuador - 0.6%
1,785,000	Republic of Ecuador, step bond to yield 10.825% due 8/15/30 (a)	1,646,663

El Salvador - 0.4%
1,075,000	Republic of El Salvador, 7.750% due 1/24/23 (a)	1,177,125

Malaysia - 0.6%
	Federation of Malaysia:
625,000	8.750% due 6/1/09	701,068
975,000	7.500% due 7/15/11	1,092,847

	Total Malaysia	1,793,915

Mexico - 8.5%
	United Mexican States:
800,000	11.375% due 9/15/16	1,175,000
1,795,000	MTN:
	8.300% due 8/15/31	2,285,035
	Series A, Notes:
1,780,000	6.375% due 1/16/13	1,886,355
1,972,000	5.875% due 1/15/14	2,030,174
10,000,000	6.625% due 3/3/15	10,810,000
3,800,000	8.000% due 9/24/22	4,650,250
245,000	7.500% due 4/8/33	287,446

	Total Mexico	23,124,260

Panama - 1.6%
	Republic of Panama:
300,000	9.625% due 2/8/11	351,750
2,675,000	7.250% due 3/15/15	2,830,150
830,000	9.375% due 1/16/23	1,025,050
175,000	9.375% due 4/1/29	216,563

	Total Panama	4,423,513

Peru - 2.2%
	Republic of Peru:
325,000	9.875% due 2/6/15	404,625
2,200,000	8.750% due 11/21/33	2,585,000
2,508,800	FLIRB, 5.000% due 3/7/17 (d)	2,405,312
475,000	Global Bonds, 7.350% due 7/21/25	490,912

	Total Peru	5,885,849

Philippines - 2.2%
	Republic of the Philippines:
500,000	8.250% due 1/15/14	530,600
1,550,000	9.375% due 1/18/17	1,748,594
2,235,000	10.625% due 3/16/25	2,740,613
775,000	9.500% due 2/2/30	872,359
11,167	FLIRB, Series B, 4.375% due 6/1/08 (d)	11,055

	Total Philippines	5,903,221

Poland - 0.5%
1,320,000	Republic of Poland, Unsubordinated Notes, 5.250% due 1/15/14	1,333,893

Russia - 4.3%
	Russian Federation:
1,455,000	11.000% due 7/24/18 (a)	2,151,581

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
$8,520,540	Step bond to yield 5.627% due 3/31/30 (a)	$9,537,680

	Total Russia	11,689,261

South Africa - 0.7%
1,775,000	Republic of South Africa, 6.500% due 6/2/14	1,912,563

Turkey - 3.2%
	Republic of Turkey:
350,000	11.750% due 6/15/10	430,062
1,525,000	11.500% due 1/23/12	1,929,125
900,000	7.250% due 3/15/15	937,125
2,475,000	7.000% due 6/5/20	2,450,250
1,490,000	11.875% due 1/15/30	2,216,375
550,000	Collective Action Security, 9.500% due 1/15/14	653,125

	Total Turkey	8,616,062

Ukraine - 0.5%
1,240,000	Republic of Ukraine, 7.650% due 6/11/13 (a)	1,345,400

Uruguay - 0.5%
1,350,000	Republic of Uruguay, Benchmark Bonds, 7.250% due 2/15/11	1,377,000

Venezuela - 2.2%
	Bolivarian Republic of Venezuela:
15,000	5.375% due 8/7/10 (a)	14,287
3,575,000	8.500% due 10/8/14	3,840,444
1,325,000	7.650% due 4/21/25	1,303,469
675,000	Collective Action Security, 10.750% due 9/19/13	813,375

	Total Venezuela	5,971,575

	TOTAL SOVEREIGN BONDS (Cost - $109,786,531)	117,538,449

CONVERTIBLE BOND & NOTE - 0.1%
Wireless Telecommunication Services - 0.1%
325,000	American Tower Corp., Notes, 5.000% due 2/15/10 (Cost - $173,880)	325,000

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
987,700	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/12 (b)(e) (Cost - $987,700)	0

SHARES
COMMON STOCKS - 2.4%
CONSUMER DISCRETIONARY - 1.0%
Household Durables - 0.0%
10,194	Mattress Discounters Corp. (b)(e)*	0

Media - 1.0%
20,158	Liberty Global Inc., Series A Shares*	449,725
20,158	Liberty Global Inc., Series C Shares*	418,681
29,465	NTL Inc.*	1,715,747

	Total Media	2,584,153

	TOTAL CONSUMER DISCRETIONARY	2,584,153

INDUSTRIALS - 0.0%
Machinery - 0.0%
5	Glasstech Inc. (b)(e)*	0

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
12,166	Axiohm Transaction Solutions Inc. (b)(e)*	$0

MATERIALS - 0.0%
Chemicals - 0.0%
12,121	Applied Extrusion Technologies Inc., Class A Shares*	96,968

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.4%
57,202	Telewest Global Inc.*	1,275,033

Wireless Telecommunication Services - 1.0%
97,132	American Tower Corp., Class A Shares*	2,650,732

	TOTAL TELECOMMUNICATION SERVICES	3,925,765

	TOTAL COMMON STOCKS (Cost - $5,947,677)	6,606,886

PREFERRED STOCK(e) - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
12	Anvil Holdings Inc., Class B, 13.000%	63

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
4,091	TCR Holdings Corp., Class B Shares, 0.000% (b)*	4
2,250	TCR Holdings Corp., Class C Shares, 0.000% (b)*	2
5,932	TCR Holdings Corp., Class D Shares, 0.000% (b)*	6
12,271	TCR Holdings Corp., Class E Shares, 0.000% (b)*	13

	TOTAL FINANCIALS	25

INDUSTRIALS - 0.0%
Machinery - 0.0%
5	Glasstech Inc., 0.000% (b)	0

	TOTAL PREFERRED STOCK (Cost - $1,471)	88

CONVERTIBLE PREFERRED STOCKS - 0.5%
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
902	Alamosa Holdings Inc., Series B, 7.500% due 7/31/13 (Cost - $274,160)	1,242,280

ESCROWED SHARES(e) - 0.0%
1,750,000	Breed Technologies Inc. (b)(c)*	0
1,000,000	Imperial Holly Co.*	0
625,000	Pillowtex Corp. (c)*	0
397,208	Vlasic Foods International Inc. (b)*	7,944

	TOTAL ESCROWED SHARES (Cost - $0)	7,944

WARRANT
WARRANTS - 0.1%
365	American Tower Corp., Class A Shares, Expires 8/1/08(a)*	140,069
9,125	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	260,063
1,837,246	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates), 0/0/0(b)(e)*	1,148
1,000	Mattress Discounters Co., Expires 7/15/07(a)(b)(e)*	0

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

WARRANT	SECURITY	VALUE
WARRANTS (continued)
300	Mueller Holdings Inc., Expires 4/15/14(a)(e)*	$3
4,202	Pillowtex Corp., Expires 11/24/09(b)(e)*	4
750	UbiquiTel Inc., Expires 4/15/10(a)(b)(e)*	8

	TOTAL WARRANTS (Cost - $66,586)	401,295

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $257,087,788)	263,398,533

FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.2%
Repurchase Agreements - 3.2%
$6,000,000	Interest in $595,339,000 joint tri-party repurchase agreement dated 11/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.010% due 12/1/05, Proceeds at maturity - $6,000,668; (Fully collateralized by a U.S. Treasury Note, 4.500% due 11/15/10; Market value - $6,120,048)	6,000,000
2,700,000	Interest in $601,035,000 joint tri-party repurchase agreement dated 11/30/05 with Deutsche Bank Securities Inc., 4.010% due 12/1/05, Proceeds at maturity- $2,700,301; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.625% due 12/05/05 to 9/29/25; Market value - $2,754,001)	2,700,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,700,000)	8,700,000

	TOTAL INVESTMENTS - 100.0% (Cost - $265,787,788#)	$272,098,533

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Illiquid Security.

(c)	Security is currently in default.

(d)	Variable rate security. Coupon rates disclosed are those which are in effect at November 30, 2005.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DCB	— Debt Conversion Bond
FLIRB	— Front-Loaded Interest Reduction Bonds
MTN	— Medium Term Notes

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Global Partners Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk by the Fund.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Credit Default Swaps. The Fund may enter into credit default swap contracts for investment purposes, to manage its credit risk or to add leverage. As a seller in a credit default swap contract, the Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund functions as the counterparty referenced in the preceding paragraph, As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Swaps are marked to market daily based upon quotations from market markers and the changing value and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund’s Statements of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks Involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Notes to Schedule of Investments (unaudited) (continued)

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,663,717
Gross unrealized depreciation	(10,352,972)

Net unrealized appreciation	$6,310,745

At November 30, 2005, the Fund had the following open reverse repurchase agreements:

FACE AMOUNT	SECURITY	VALUE
$858,188	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 11/4/05 bearing 0.300% to be repurchased at $860,798 on 11/4/06, collateralized by: $575,000 Republic of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) - $811,077	$858,188
10,770,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 11/4/05 bearing 3.850% to be repurchased at $11,190,404 on 11/4/06, collateralized by: $10,000,000 United Mexican States, Medium Term Notes, Series A, 6.625% due 3/03/15; Market value (including accrued interest) - $10,972,880	10,770,000
10,535,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 11/4/05 bearing 3.750% to be repurchased at $10,935,549 on 11/4/06, collateralized by: $10,000,000 Federative Republic of Brazil, Collective Action Securities, 8.000% due 1/15/15; Market value (including accrued interest) - $10,781,237	10,535,000

	Total Reverse Repurchase Agreements
	(Cost - $22,163,188)	$22,163,188

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Global Partners Income Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	January 30, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	January 30, 2006